SCUDDER
                                                                   INVESTMENTS



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      Scudder Growth Fund
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                              Classes A, B, C and I
                              Annual Report
                              September 30, 2001






      The fund seeks growth of capital through professional management and diversification of investments in securities that the investment manager believes have the potential for capital appreciation.

Contents
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   3    Performance Summary

   6    Economic Overview

   8    Portfolio Management Review

  15    Portfolio Summary

  16    Investment Portfolio

  20    Financial Statements

  24    Financial Highlights

  28    Notes to Financial Statements

  36    Report of Independent Auditors

  37    Tax Information

  38    Shareholder Meeting Results

  40    Officers and Trustees

  41    Investment Products and Services

  43    Account Management Resources




Scudder Growth Fund                              Nasdaq Symbol     CUSIP Number
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Class A                                              KGRAX          81115H-104
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Class B                                              KGRBX          81115H-203
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Class C                                              KGRCX          81115H-302
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Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                           September 30, 2001
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--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charge)
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Scudder Growth Fund                          1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class A                                     -42.55%    -0.83%    0.64%     5.76%
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Class B                                     -43.19%    -1.88%   -0.44%  4.65%(a)
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Class C                                     -43.03%    -1.69%   -0.23%  4.86%(a)
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Russell 1000 Growth Index+                  -45.64%    -3.28%    6.50%    10.58%
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S&P 500 Index++                             -26.63%     2.03%   10.22%    12.70%
--------------------------------------------------------------------------------

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

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 Net Asset Value and Distribution Information
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                                          Class A       Class B        Class C
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Net Asset Value:
9/30/01                                 $    9.10      $    8.12     $    8.27
--------------------------------------------------------------------------------
9/30/00                                 $   18.04      $   16.50     $   16.72
--------------------------------------------------------------------------------
Distribution Information:
Twelve Months:
  Capital Gains Distributions           $    1.73      $    1.73     $    1.73
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Class A Lipper Rankings* -- Large-Cap Growth Funds Category
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                                                         Number of
                                                           Funds      Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      397     of      817          49
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3-Year                                      286     of      508          57
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5-Year                                      265     of      300          89
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10-Year                                     82      of      91           90
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Rankings are historical and do not guarantee future results.

Source: Lipper, Inc.

* Lipper, Inc. rankings are based on net asset value and do not include the effect of sales charges. If sales charges had been included, results might have been less favorable.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment** (Adjusted for Sales Charge)
--------------------------------------------------------------------------------


THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

             Scudder Growth     Russell 1000
             Fund -- Class A    Growth Index+      S&P 500 Index++

   '91            $9425              $10000             $10000
   '92             9948               11087              11107
   '93            11699               11748              12551
   '94            10601               12432              13013
   '95            13364               16432              16884
   '96            15986               19947              20316
   '97            19178               27185              28536
   '98            16919               30200              31117
   '99            22888               40727              39774
   '00            28722               50266              45063
   '01            16502               27327              33049


                        Yearly periods ended September 30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comparative Results (Adjusted for Sales Charge)
--------------------------------------------------------------------------------

Scudder Growth Fund                       1-Year    3-Year   5-Year   10-Year
-------------------------------------------------------------------------------
Class A(b)         Growth of $10,000      $5,415    $9,193   $9,729   $16,502
                   ------------------------------------------------------------
                   Average annual
                   total return           -45.85%   -2.77%   -0.55%    5.14%
-------------------------------------------------------------------------------
Class B(b)         Growth of $10,000      $5,533    $9,300   $9,736  $15,752(a)
                   ------------------------------------------------------------
                   Average annual
                   total return           -44.67%   -2.39%   -0.53%   4.65%(a)
-------------------------------------------------------------------------------
Class C(b)         Growth of $10,000      $5,697    $9,503   $9,884  $16,071(a)
                   ------------------------------------------------------------
                   Average annual
                   total return           -43.03%   -1.69%   -0.23%   4.86%(a)
-------------------------------------------------------------------------------
Russell 1000       Growth of $10,000      $5,436    $9,048   $13,702  $27,327
Growth Index+      ------------------------------------------------------------
                   Average annual
                   total return           -45.64%   -3.28%    6.50%    10.58%
-------------------------------------------------------------------------------
S&P 500 Index++    Growth of $10,000      $7,337   $10,623   $16,269  $33,049
                   ------------------------------------------------------------
                   Average annual
                   total return           -26.63%   2.03%    10.22%    12.70%
-----------------------------------------------------------------------------

The growth of $10,000 is cumulative.

** The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

(a) Returns shown for Class B and C shares for the periods prior to their inception date on May 31, 1994 are derived from the historical performance of Class A shares of the Scudder Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

(b) Returns shown for Class A, B and C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.

+ The Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index that have greater-than-average growth orientation.

++ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview
--------------------------------------------------------------------------------


Dear Shareholder:

On the morning of September 11, U.S. economic conditions were uncertain at best, and the terrorist attacks on the World Trade Center and Pentagon only increased the odds of recession. The good news is that policymakers are moving aggressively to provide fiscal and monetary stimulus to keep the economy on track.

Consumers had too much debt and were trying to rein in their spending when the terrorist attacks sapped their confidence, and now they're spending less. Although people will still buy groceries, visit the doctor and pay their kid's tuition, we don't expect total consumption to get back to this last summer's level before the end of 2002. As their customers retrench, business executives will do the same. They already cut capital spending, and will review outlays for the coming months. As a result, we expect the economy to continue its decline until early next spring.

But before stuffing money under the mattress, investors can take heart that at the exact moment the private sector is cutting back, government is stepping up with huge new outlays. What's good about these outlays is that they aren't new programs that will last forever, and the economy will reap the benefits quickly. This stimulus may not prevent two or three quarters of negative growth, but it should shorten the correction process.

Recessions are never welcome, but they force people and businesses to reduce the excesses built up in a boom. As despicable as the terrorist attacks were, individuals and businesses are likely to react by aggressively correcting excesses that have built up over the past several years. That will hurt now but will brighten the medium- to long-term outlook.

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 9/30/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                   2 years ago  1 year ago  6 months ago    Now

Inflation Rate (a)                      2.2        3.4         3.5          2.7
U.S. Unemployment Rate (b)              4.2        3.9         4.3          4.9
Federal Funds Rate (c)                  5.25       6.5         5.25         2.5
Industrial Production (d)               3.7        5.9         0.8         -4.8
Growth Rate of Personal Income (e)      4.5        7.0         6.7          4.8

--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------


We believe Americans will quickly put their houses in order, and by the end of 2002, the stage should be set for another expansion. And because financial markets are forward looking, stock prices may begin to reflect this scenario well before then -- an important point for investors to keep in mind as they evaluate their holdings.

Zurich Scudder Investments, Inc.
Economics Group

The sources, opinions and forecasts expressed are those of the economic advisors of Zurich Scudder Investments, Inc. as of October 1, 2001, and may not actually come to pass.

Portfolio Management Review
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Scudder Growth Fund: A Team Approach to Investing

Scudder Growth Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Co-Lead Portfolio Manager Gary A. Langbaum joined the Advisor in 1988 as an equity analyst. Mr. Langbaum joined the fund team in 2001 and has 31 years of investment industry experience. Mr. Langbaum was the Director of Equity Research for the Advisor from 1991 to 1995.

Co-Lead Portfolio Manager Jesse Stuart joined the Advisor in 1996 as an equity analyst. Mr. Stuart joined the fund team in 2001 and has over five years of investment industry experience.

In May 2001, Co-Lead Portfolio Managers Gary Langbaum and Jesse Stuart took over management of Scudder Growth Fund. Although the lead management has changed, the fund's core growth investment strategy has not. Below, Langbaum and Stuart discuss the fund's performance in a dismal environment for growth stocks and the market overall.

                     Q: Gary, you and Jesse Stuart took over as co-lead portfolio managers of Scudder Growth Fund in May. Will you give us some background on your investment experience?

                     A: I'd like to point out that although I'm new to the fund, Jesse is not. Before being promoted to co-lead manager, Jesse served as a portfolio manager assisting in the day-to-day management of the fund and conducting research on potential investments. He is also a co-lead manager of Scudder Large Company Growth Fund and Scudder Focus Growth Fund.

                     I'm a 31-year investment industry veteran, having spent the last 13 years with Zurich Scudder Investments, Inc. I also serve as lead portfolio manager for Scudder Total Return Fund and Scudder Balanced Fund. Previously, I directed the firm's equity research department, and as an analyst before that, I focused on a variety of growth industries, including technology, tobacco, electrical equipment and beverage.

                     Q: Over the last year, the market declined sharply. Will you explain what's behind this correction and what it has meant for growth stocks in general?

                     A: Large-company growth stocks, as a group, declined sharply during the past year. The combination of a weakening economy and slowing profit growth -- particularly in the technology sector -- dragged down the performance of nearly all growth stocks. The already struggling stock market endured even deeper declines immediately after the terrorist attacks on September
                     11. Although the markets have since picked up some lost ground, as of September 30 the performance of nearly all equity investments was dismal.

                     Since the technology-heavy Nasdaq Composite^1 hit its peak in March 2000, investors who had come to expect double-digit stock market returns year after year have learned that this expectation was unrealistic. During the past 12 months alone, the Nasdaq fell an astounding 59.19 percent.

                     Investors exited growth stocks during the year to invest in securities that they felt offered more safety -- primarily less expensive value-style stocks, bonds and cash investments. This change in investor sentiment led to deep declines in growth stocks and in the market as a whole. For the 12 months ended September 30, 2001, large growth stocks as measured by the Russell 1000 Growth Index^2 declined
                     45.64 percent. The broader market as measured by the Standard & Poor's 500 index^3 declined 26.63 percent. Even large value stocks declined, with the Russell 1000 Value Index^4 losing 8.91 percent for the same period. The only stock segment to post gains during the period was small value-style stocks, but their growth counterparts lost ground. This declining market created an extremely difficult environment for the fund, which keeps its investments focused in high-quality large-company growth stocks.

^1 The Nasdaq Composite is an unmanaged index that is generally representative of the U.S. technology sector.

^2 The Russell 1000 Growth Index is an unmanaged index that measures the performance of large-company stocks with greater-than-average growth orientation than the overall market.

^3 The Standard & Poor's 500 is an unmanaged index of large-company stocks that is generally representative of the U.S. stock market.

^4 The Russell 1000 Value Index is an unmanaged index that measures the performance of large-company stocks with lower price-to-book ratios and lower forecasted growth values than the overall market.

                     Q: How did Scudder Growth Fund respond to this challenging backdrop?

                     A: The fund, along with nearly all other growth stock funds, struggled. The good news is that the fund's Class A shares (unadjusted for sales charges) did fare better than both the fund's benchmark and its peers in the Lipper Large-Cap Growth Funds category. For the 12 months ended September 30, the fund declined 42.55 percent versus a
                     45.64 percent drop by the Russell 1000 Growth Index and a
                     43.77 average decline in the Lipper Large-Cap Growth Funds category.

                     The fund's sector allocation contributed to overall performance, while our stock selection detracted from performance during the period. Technology holdings were the principal contributor to the fund's losses. The portfolio was correctly positioned with an underweight in technology stocks relative to the benchmark. This underweight position means that the amount of fund assets invested in technology was less than the technology portion of the Russell 1000 Growth Index. Although our underweight position was a positive, the fund was invested in the wrong types of technology stocks -- those with higher price-to-earnings multiples (P/Es) and higher growth rates. The P/E multiple is a measure of how much an investor is paying for a company's earning power. The multiple is typically calculated by dividing a company's stock price by its earnings for the past four quarters. We held onto these types of technology stocks because the Federal Reserve Board was actively cutting interest rates and we believed these faster-growing stocks would fare better in a declining-interest-rate environment, where there is generally more money available for investment.

                     Our assumption was incorrect, so we started exiting these holdings after the January technology rally. As we've restructured our technology holdings, we gained ground and outperformed both our peers and the benchmark.

                     Q: Please discuss the fund's investment strategy.

                     A: We use a pure growth approach to managing this fund. Rather than focusing on trends in the economy and financial markets, we look for trends at individual companies. We're what you call "bottom-up" investors, and we look for companies with above-average growth in earnings, strong competitive positioning, attractive stock prices relative to their potential growth, sound financial strength and effective management. We want to know if a company will be able to sustain strong earnings growth irrespective of any short-term noise that is moving its stock price. Although we consider ourselves to be "buy-and-hold" investors, we'll sell a stock when its earnings growth appears less promising, when its price fully reflects its growth potential or when we believe other investments offer better opportunities.

                     Q: How is the fund positioned across market sectors?

                     A: While our investment strategy is not quite sector-neutral, we are committed to controlling risk through diversification among market sectors. (A sector-neutral fund would mimic the exact weightings of each market sector in its benchmark.) We generally aim to keep our sector weightings within plus or minus 5 percent of each sector of our benchmark -- the Russell 1000 Growth Index. This helps us ensure that the fund will be well-positioned to capture gains and minimize losses during bouts of extreme volatility, such as those we witnessed this period.

                     However, our ability to underweight or overweight a sector relative to the benchmark -- even by just 5 percent -- can make a meaningful difference. For instance, our underweight position in technology was a huge advantage during the period as those stocks tumbled. At the same time, our overweight position in financial stocks, which posted strong performance, also benefited the fund. But when it comes down to it, the most important component is our stock selection. Investing in less or more of a particular sector has its advantages, but if the stocks you're holding in that sector don't perform, you're at a disadvantage.

                     Q: Did you make any significant portfolio adjustments during the period?

                     A: The most material changes that we made were those within the technology sector, as we discussed above. We also increased the fund's exposure to health care holdings, which posted positive performance late in the period. We actively managed sector weightings of the fund -- underweighting sectors, such as technology, that were struggling and overweighting sectors, such as health care, where performance was improving. Although we are able to adjust our sector weighting to only plus or minus 5 percent of the benchmark, we did add a lot of value this period by doing so. Specifically, our underweight positions in technology, telecommunications and producer durables added to our relative performance, as did our overweight positions in financials, health care and consumer staples.

                     Q: What is your outlook for the rest of 2001?

                     A: Our country's war on terrorism and ongoing threats of future acts will cause the markets to remain quite volatile. However, we're heartened to see the rebound in the markets since the decline that occurred immediately after the September 11 attacks. While we believe that the economy and the markets will continue to struggle, we do expect a muted recovery in late 2002. We believe that when a bounce-back does occur, it is unlikely that technology stocks will dominate the market as they did in 1998 through the early part of 2000. We would take that as a good sign that the market is becoming more rational. Despite the ongoing volatility, we feel that good companies with strong fundamentals -- which exemplify the types of stocks in which we invest -- will ultimately outperform the market.

                     Q: What advice would you give to disappointed growth investors?

                     A: Investing in the stock market is a long-term proposition with lots of ups and downs. Our advice to all investors is to make sure you have a properly diversified portfolio of growth and value stocks, large and small stocks, as well as bonds and cash. It's not productive to get caught up in the day-to-day fluctuations in the market because it will surely shake your confidence. But the fact remains that over the long term, the stock market has historically provided strong returns. The returns of the technology-dominated market of 1998 and 1999 were not rational and, as we've seen this year, not sustainable. Investors need to diversify across sectors and asset classes, and expect more normal returns.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                             September 30, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     9/30/01        9/30/00
--------------------------------------------------------------------------------

Health                                                     29%            17%
Technology                                                 19%            44%
Financial                                                  11%             4%
Manufacturing                                               9%             7%
Consumer Discretionary                                      8%             6%
Media                                                       8%             5%
Consumer Staples                                            8%             7%
Service Industries                                          4%             3%
Communications                                              3%             5%
Other                                                       1%             2%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Ten Largest Equity Holdings (41.5% of Portfolio)
--------------------------------------------------------------------------------
 1. Pfizer, Inc.                                                           6.2%
    Manufacturer of prescription pharmaceuticals and non-prescription self-medications
--------------------------------------------------------------------------------
 2. General Electric Co.                                                   5.8%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 3. Microsoft Corp.                                                        5.1%
    Developer of computer software
--------------------------------------------------------------------------------
 4. Johnson & Johnson                                                      4.8%
    Provider of health care products
--------------------------------------------------------------------------------
 5. American International Group, Inc.                                     3.8%
    Provider of insurance services
--------------------------------------------------------------------------------
 6. Wal-Mart Stores, Inc.                                                  3.8%
    Operator of discount stores
--------------------------------------------------------------------------------
 7. International Business Machines Corp.                                  3.3%
    Manufacturer of computers and servicer of information processing units
--------------------------------------------------------------------------------
 8. Electronic Data Systems Corp.                                          3.1%
    Provider of information technology systems
--------------------------------------------------------------------------------
 9. Colgate-Palmolive Co.                                                  2.8%
    Manufacturer of household and personal care products
--------------------------------------------------------------------------------
10. Home Depot, Inc.                                                       2.8%
    Operator of building materials and home improvement stores
--------------------------------------------------------------------------------

Sector diversification and portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 16. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                    as of September 30, 2001
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Common Stocks 94.5%
--------------------------------------------------------------------------------

Communications 2.8%
--------------------------------------------------------------------------------

Cellular Telephone 1.2%
AT&T Wireless Services*                              1,205,500      18,010,170
--------------------------------------------------------------------------------

Telephone/Communications 1.6%
Broadwing, Inc.                                        467,400       7,515,792
Worldcom, Inc.                                       1,125,700      16,930,528
--------------------------------------------------------------------------------
                                                                    24,446,320
--------------------------------------------------------------------------------

Consumer Discretionary 7.9%
--------------------------------------------------------------------------------

Department & Chain Stores
Home Depot, Inc.                                     1,123,250      43,099,103
Wal-Mart Stores, Inc.                                1,184,200      58,617,900
Walgreen Co.                                           608,200      20,940,326
--------------------------------------------------------------------------------
                                                                   122,657,329
--------------------------------------------------------------------------------

Consumer Staples 7.1%
--------------------------------------------------------------------------------

Alcohol & Tobacco 1.7%
Heineken NV                                            706,875      26,789,978
--------------------------------------------------------------------------------

Food & Beverage 2.6%
PepsiCo, Inc.                                          827,700      40,143,450
--------------------------------------------------------------------------------

Package Goods/Cosmetics 2.8%
Colgate-Palmolive Co.                                  744,400      43,361,300
--------------------------------------------------------------------------------

Energy 0.9%
--------------------------------------------------------------------------------

Oil & Gas Production
Nabors Industries, Inc.*                               668,700      14,022,639
--------------------------------------------------------------------------------

Financial 9.9%
--------------------------------------------------------------------------------

Banks 3.2%
Fifth Third Bancorp                                    543,200      33,395,936
State Street Corp.                                     348,700      15,865,850
--------------------------------------------------------------------------------
                                                                    49,261,786
--------------------------------------------------------------------------------

Consumer Finance 2.9%
Household International, Inc.                          384,600      21,683,748
Mellon Financial Corp.                                 428,100      13,840,473
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Providian Financial Corp.                              464,000       9,349,600
--------------------------------------------------------------------------------
                                                                    44,873,821
--------------------------------------------------------------------------------

Insurance 3.8%
American International Group, Inc.                     753,250      58,753,500
--------------------------------------------------------------------------------

Health 27.7%
--------------------------------------------------------------------------------

Biotechnology 3.8%
Amgen, Inc.*                                           707,800      41,597,406
Genentech, Inc.*                                       405,200      17,828,800
--------------------------------------------------------------------------------
                                                                    59,426,206
--------------------------------------------------------------------------------

Health Industry Services 1.1%
McKesson Corp.                                         455,700      17,220,903
--------------------------------------------------------------------------------

Hospital Management 3.7%
HCA, Inc.                                              855,400      37,902,774
Tenet Healthcare Corp.                                 331,200      19,756,080
--------------------------------------------------------------------------------
                                                                    57,658,854
--------------------------------------------------------------------------------

Medical Supply & Specialty 3.5%
Baxter International, Inc.*                            749,200      41,243,460
Laboratory Corp. of America Holdings*                  168,600      13,631,310
--------------------------------------------------------------------------------
                                                                    54,874,770
--------------------------------------------------------------------------------

Pharmaceuticals 15.6%
Bristol-Myers Squibb Co.                               211,100      11,728,716
Eli Lilly & Co.                                        342,800      27,663,960
Johnson & Johnson                                    1,331,506      73,765,432
Merck & Co., Inc.                                      481,100      32,041,260
Pfizer, Inc.                                         2,401,675      96,307,168
--------------------------------------------------------------------------------
                                                                   241,506,536
--------------------------------------------------------------------------------

Manufacturing 8.0%
--------------------------------------------------------------------------------

Diversified Manufacturing
General Electric Co.                                 2,429,000      90,358,800
Tyco International Ltd.                                718,000      32,669,000
--------------------------------------------------------------------------------
                                                                   123,027,800
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Media 7.8%
--------------------------------------------------------------------------------

Advertising 1.2%
Omnicom Group, Inc.                                    286,100      18,567,890
--------------------------------------------------------------------------------

Broadcasting & Entertainment 5.2%
AOL Time Warner, Inc.*                               1,196,370      39,599,847
Clear Channel Communications, Inc.*                    506,100      20,117,475
Viacom, Inc. "B"*                                      595,200      20,534,400
--------------------------------------------------------------------------------
                                                                    80,251,722
--------------------------------------------------------------------------------

Cable Television 1.4%
Comcast Corp.                                          614,200      22,031,354
--------------------------------------------------------------------------------

Service Industries 4.2%
--------------------------------------------------------------------------------

EDP Services 3.1%
Electronic Data Systems Corp.                          843,250      48,554,335
--------------------------------------------------------------------------------

Investment 1.1%
Lehman Brothers Holdings, Inc.                         285,200      16,213,620
--------------------------------------------------------------------------------

Technology 18.2%
--------------------------------------------------------------------------------

Computer Software 7.0%
Adobe Systems, Inc.                                    666,200      15,975,476
Microsoft Corp.*                                     1,546,190      79,118,542
PeopleSoft, Inc.*                                      687,900      12,409,716
--------------------------------------------------------------------------------
                                                                   107,503,734
--------------------------------------------------------------------------------

Diverse Electronic Products 1.5%
Applied Materials, Inc.*                               831,300      23,642,172
--------------------------------------------------------------------------------

Electronic Components/Distributors 1.3%
Cisco Systems, Inc.*                                 1,650,650      20,104,917
--------------------------------------------------------------------------------

Electronic Data Processing 3.3%
International Business Machines Corp.                  556,700      51,383,410
--------------------------------------------------------------------------------

Semiconductors 5.1%
Intel Corp.                                          1,712,210      34,911,962
Linear Technology Corp.                                905,080      29,686,624
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Xilinx, Inc.*                                          604,300      14,219,179
--------------------------------------------------------------------------------
                                                                    78,817,765
--------------------------------------------------------------------------------
Total Common Stocks (Cost $1,511,888,668)                        1,463,106,281
--------------------------------------------------------------------------------
                                                 Principal Amount    Value ($)
                                                        ($)
--------------------------------------------------------------------------------
 Cash Equivalents 5.5%
--------------------------------------------------------------------------------

Zurich Scudder Cash Management QP Trust, 3.20%**
  (Cost $84,318,115)                                84,318,115      84,318,115
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,596,206,783) (a)   1,547,424,396
--------------------------------------------------------------------------------

*   Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

(a) The cost for federal income tax purposes was $1,597,082,316. At September 30, 2001, net unrealized depreciation for all securities based on tax cost was $49,657,920. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $137,523,397 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $187,181,317.




    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $1,596,206,783)        $ 1,547,424,396
--------------------------------------------------------------------------------
Cash                                                                      10,000
--------------------------------------------------------------------------------
Foreign currency, at value (cost $138,664)                               140,168
--------------------------------------------------------------------------------
Dividends receivable                                                   1,206,340
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                        2,823,000
--------------------------------------------------------------------------------
Foreign taxes recoverable                                                 34,563
--------------------------------------------------------------------------------
Total assets                                                       1,551,638,467
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                     26,833,866
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                       2,497,247
--------------------------------------------------------------------------------
Accrued management fee                                                   728,918
--------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                       35,945
--------------------------------------------------------------------------------
Accrued reorganization expenses                                          103,739
--------------------------------------------------------------------------------
Other accrued expenses and payables                                      881,363
--------------------------------------------------------------------------------
Total liabilities                                                     31,081,078
--------------------------------------------------------------------------------
Net assets, at value                                             $ 1,520,557,389
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Net unrealized appreciation (depreciation) on:
  Investments                                                       (48,782,387)
--------------------------------------------------------------------------------
  Foreign currency related transactions                                    2,072
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               (299,846,610)
--------------------------------------------------------------------------------
Paid-in capital                                                    1,869,184,314
--------------------------------------------------------------------------------
Net assets, at value                                             $ 1,520,557,389
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001 (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------

Class A
Net Asset Value and redemption price per share
($1,254,581,225 / 137,877,825 outstanding shares
of beneficial interest, $.01 par value, unlimited number of
shares authorized)                                               $          9.10
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $9.10)          $          9.66
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share
(subject to contingent deferred sales charge)
($227,720,015  /  28,032,013 outstanding shares of
beneficial interest, $.01 par value, unlimited number
of shares authorized)                                            $          8.12
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share
(subject to contingent deferred sales charge)
($25,624,252 / 3,097,853 outstanding shares of
beneficial interest, $.01 par value, unlimited number
of shares authorized)                                            $          8.27
--------------------------------------------------------------------------------
Class I

Net Asset Value, offering and redemption price per share
($12,631,897 / 1,347,172 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares
authorized)                                                      $          9.38
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the year ended September 30, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $105,307)            $    12,213,998
--------------------------------------------------------------------------------
Interest                                                               3,547,320
--------------------------------------------------------------------------------
Total Income                                                          15,761,318
--------------------------------------------------------------------------------
Expenses:
Management fee                                                        11,659,440
--------------------------------------------------------------------------------
Administrative fee                                                     1,168,770
--------------------------------------------------------------------------------
Services to shareholders                                               4,126,115
--------------------------------------------------------------------------------
Custodian fees                                                            66,051
--------------------------------------------------------------------------------
Distribution service fees                                              7,956,170
--------------------------------------------------------------------------------
Auditing                                                                  52,770
--------------------------------------------------------------------------------
Legal                                                                     78,926
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               71,367
--------------------------------------------------------------------------------
Reports to shareholders                                                  236,720
--------------------------------------------------------------------------------
Registration fees                                                         56,388
--------------------------------------------------------------------------------
Reorganization                                                           680,971
--------------------------------------------------------------------------------
Other                                                                     65,995
--------------------------------------------------------------------------------
Total expenses, before expense reductions                             26,219,683
--------------------------------------------------------------------------------
Expense reductions                                                     (477,354)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                              25,742,329
--------------------------------------------------------------------------------
Net investment loss                                                  (9,981,011)
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                        (228,004,693)
--------------------------------------------------------------------------------
Foreign currency related transactions                                      8,755
--------------------------------------------------------------------------------
                                                                   (227,995,938)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
Investments                                                        (988,443,930)
--------------------------------------------------------------------------------
Foreign currency related transactions                                      2,072
--------------------------------------------------------------------------------
                                                                   (988,441,858)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                       (1,216,437,796)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      $(1,226,418,807)
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                                    Year Ended      Year Ended
                                                   September 30,   September 30,
Increase (Decrease) in Net Assets                      2001             2000
--------------------------------------------------------------------------------
Operations:
Net investment income (loss)                    $   (9,981,011)  $  (19,267,700)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                      (227,995,938)      211,498,589
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period         (988,441,858)      460,612,876
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (1,226,418,807)      652,843,765
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net realized gains:
  Class A                                         (230,279,862)    (226,746,710)
--------------------------------------------------------------------------------
  Class B                                          (50,578,700)     (54,597,329)
--------------------------------------------------------------------------------
  Class C                                           (4,457,604)      (2,975,833)
--------------------------------------------------------------------------------
  Class I                                           (2,161,735)      (2,054,267)
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                           460,368,542    1,535,576,603
--------------------------------------------------------------------------------
Reinvestment of distributions                       270,318,370      270,014,395
--------------------------------------------------------------------------------
Cost of shares redeemed                           (710,233,144)  (1,736,304,592)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                   20,453,768       69,286,406
--------------------------------------------------------------------------------
Increase (decrease) in net assets               (1,493,442,940)      435,756,032
--------------------------------------------------------------------------------
Net assets at beginning of period                 3,014,000,329    2,578,244,297
--------------------------------------------------------------------------------
Net assets at end of period                     $ 1,520,557,389  $ 3,014,000,329
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class A

--------------------------------------------------------------------------------
 Years Ended September 30,            2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                             $18.04    $15.79   $11.72    $15.47   $17.21
--------------------------------------------------------------------------------
Income from investment operations: (.04)^b   (.08)^b  (.05)^b   (.01)^b      --
  Net investment income (loss)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                     (7.17)      4.09     4.18    (1.65)     2.61
--------------------------------------------------------------------------------
  Total from investment operations (7.21)      4.01     4.13    (1.66)     2.61
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on
  investment transactions          (1.73)    (1.76)    (.06)    (2.09)   (4.35)
--------------------------------------------------------------------------------
  Total distributions              (1.73)    (1.76)    (.06)    (2.09)   (4.35)
--------------------------------------------------------------------------------
Net asset value, end of period     $ 9.10    $18.04   $15.79    $11.72   $15.47
--------------------------------------------------------------------------------
Total Return (%)^a                 (42.55)    25.49    35.29    (11.78)   19.97
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                     1,255     2,445    2,054     1,646    1,908
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                     1.04^c      1.00     1.05      1.04     1.06
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                     1.02^c       .99     1.05      1.04     1.06
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          (.28)     (.44)    (.36)     (.09)      .07
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            80        49       97       122      201
--------------------------------------------------------------------------------

^a  Total return does not reflect the effect of any sales charges.

^b  Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.02% and 1.02%, respectively (see Notes to Financial Statements).

Class B

--------------------------------------------------------------------------------
 Years Ended September 30,            2001    2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                             $16.50   $14.69   $11.03    $14.83   $16.82
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)     (.15)^b  (.23)^b  (.21)^b   (.16)^b   (.16)
--------------------------------------------------------------------------------
  Net realized and unrealized      (6.50)     3.80     3.93    (1.55)     2.52
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (6.65)     3.57     3.72    (1.71)     2.36
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on
  investment transactions          (1.73)   (1.76)   (0.06)    (2.09)   (4.35)
--------------------------------------------------------------------------------
  Total distributions              (1.73)   (1.76)   (0.06)    (2.09)   (4.35)
--------------------------------------------------------------------------------
Net asset value, end of period     $ 8.12   $16.50   $14.69    $11.03   $14.83
--------------------------------------------------------------------------------
Total Return (%)^a                 (43.19)   24.32    33.77    (12.73)   18.68
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                       228      504      479       527      874
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                     2.06^c     1.91     2.17      2.14     2.13
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                     2.06^c     1.90     2.17      2.14     2.13
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                         (1.33)   (1.35)   (1.48)    (1.19)   (1.00)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            80       49       97       122      201
--------------------------------------------------------------------------------

^a  Total return does not reflect the effect of any sales charges.

^b  Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.02% and 2.02%, respectively (see Notes to Financial Statements).

Class C

--------------------------------------------------------------------------------
 Years Ended September 30,            2001    2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                             $16.72   $14.87   $11.13    $14.91   $16.87
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)     (.12)^b  (.23)^b  (.18)^b   (.14)^b   (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                     (6.60)     3.84     3.98    (1.55)     2.52
--------------------------------------------------------------------------------
  Total from investment operations (6.72)     3.61     3.80    (1.69)     2.39
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on
  investment transactions          (1.73)   (1.76)   (0.06)    (2.09)   (4.35)
--------------------------------------------------------------------------------
  Total distributions              (1.73)   (1.76)   (0.06)    (2.09)   (4.35)
--------------------------------------------------------------------------------
Net asset value, end of period     $ 8.27   $16.72   $14.87    $11.13   $14.91
--------------------------------------------------------------------------------
Total Return (%)^a                 (43.03)   24.30    34.19    (12.50)   18.87
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                       26        42       26        16       18
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                    1.87^c      1.90     1.90      1.98     1.99
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                    1.83^c      1.89     1.90      1.98     1.99
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                        (1.08)    (1.34)   (1.21)    (1.03)    (.86)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           80        49       97       122      201
--------------------------------------------------------------------------------

^a  Total return does not reflect the effect of any sales charges.

^b  Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.83% and 1.83%, respectively (see Notes to Financial Statements).

Class I

--------------------------------------------------------------------------------
 Years Ended September 30,            2001    2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                             $18.45   $16.07   $11.88    $15.60   $17.26
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)      .02^a   (.02)^a    --^a     .05^a      .08
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                     (7.36)     4.16     4.25    (1.68)     2.61
--------------------------------------------------------------------------------
  Total from investment operations (7.34)     4.14     4.25    (1.63)     2.69
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on
  investment transactions          (1.73)   (1.76)    (.06)    (2.09)   (4.35)
--------------------------------------------------------------------------------
  Total distributions              (1.73)   (1.76)    (.06)    (2.09)   (4.35)
--------------------------------------------------------------------------------
Net asset value, end of period     $ 9.38   $18.45   $16.07    $11.88   $15.60
--------------------------------------------------------------------------------
Total Return (%)                   (42.25)   25.81    35.82    (11.45)   20.51
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                        13       23       19        21       27
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                      .62^b      .69      .71       .65      .70
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                      .62^b      .68      .71       .65      .70
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                            .12    (.13)    (.02)       .30      .43
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            80       49       97       122      201
--------------------------------------------------------------------------------

^a  Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .61% and .61%, respectively (see Notes to Financial Statements).

Notes to Financial Statements
--------------------------------------------------------------------------------


A. Significant Accounting Policies

Scudder Growth Fund (the "Fund"), formerly Kemper Growth Fund, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than the other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Zurich Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes, and no federal income tax provision was required.

From November 1, 2000 through September 30, 2001 the Fund incurred approximately $298,972,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for financial reporting purposes.

B. Purchase and Sales of Securities

For the year ended September 30, 2001, purchases and sales of investment securities (excluding short-term instruments) aggregated $1,659,776,450 and $1,847,209,528, respectively.

C. Related Parties

As described in Note G, Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., initiated a restructuring program for most of its funds. As part of this reorganization, the Fund entered into an Administrative Agreement. The agreement was effective June 25, 2001. The terms of the newly adopted and pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.58% of the first $250,000,000 of the Fund's average daily net assets, 0.55% of the next $750,000,000 of such net assets, 0.53% of the next $1,500,000,000 of such net assets, 0.51% of the next $2,500,000,000 of such net assets, 0.48% of the next $2,500,000,000 of such net assets, 0.46% of the next $2,500,000,000 of such assets, 0.44% of the next $2,500,000,000 of such assets and 0.42% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended September 30, 2001, the fee pursuant to the Management Agreement aggregated $11,659,440, which was equivalent to an annual effective rate of 0.54% of the Fund's average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Administrative Fee. Effective June 25, 2001, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement, the Advisor provides, or pays others to provide, substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.225%, 0.375%, 0.325% and 0.100% of average daily net assets for Class A, B, C and I shares, respectively, computed and accrued daily and payable monthly.

As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., shareholder services, custody, audit and legal), under the current arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund are not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expense, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period June 25, 2001 through September 30, 2001, the Administrative Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Administrative Fee                               Total Aggregated       2001
--------------------------------------------------------------------------------
Class A                                          $    870,022     $    250,725
--------------------------------------------------------------------------------
Class B                                               269,602           82,383
--------------------------------------------------------------------------------
Class C                                                25,257            7,736
--------------------------------------------------------------------------------
Class I                                                 3,889            1,202
--------------------------------------------------------------------------------
                                                 $  1,168,770     $    342,046
--------------------------------------------------------------------------------

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Class A, B, C and I shares. Prior to June 25, 2001, the amount charged to Class A, B, C and I shares by SISC aggregated $2,559,919, $1,081,018, $30,692 and $10,934, respectively.

Effective June 25, 2001 the above fee is paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended September 30, 2001, the Distribution Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Distribution Fee                               Total Aggregated         2001
--------------------------------------------------------------------------------
Class B                                          $  2,574,929     $    152,389
--------------------------------------------------------------------------------
Class C                                               246,888           16,419
--------------------------------------------------------------------------------
                                                 $  2,821,817     $    168,808
--------------------------------------------------------------------------------

Effective June 25, 2001, in accordance with an amended and restated Distribution Service Agreement, SDI also provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. This amended agreement replaced the Administrative Services Agreement and did not result in any increase in fees or expenses to each such class. For the year ended September 30, 2001, the Service Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Service Fee                                    Total Aggregated         2001
--------------------------------------------------------------------------------
Class A                                          $  4,194,102     $    240,636
--------------------------------------------------------------------------------
Class B                                               857,950           48,071
--------------------------------------------------------------------------------
Class C                                                82,301            5,167
--------------------------------------------------------------------------------
                                                 $  5,134,353     $    293,874
--------------------------------------------------------------------------------

Underwriting and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions retained by SDI in connection with the distribution of the Class A shares for the year ended September 30, 2001 were $145,882.

In addition, SDI receives a contingent deferred sales charge ("CDSC") for Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of shares redeemed. For the year ended September 30, 2001, the CDSC for Class B and C shares aggregated $602,135 and $2,898, respectively.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended September 30, 2001, Trustees' fees and expenses aggregated $46,441. In addition, a one-time fee of $24,926 was accrued for payment to those Trustees not affiliated with the Advisor who did not stand for re-election under the reorganization discussed in Note G. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear $12,463 of such costs.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the year ended September 30, 2001 totaled $1,137,656 and are reflected as dividend income on the Statement of Operations.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                            Year Ended                      Year Ended
                        September 30, 2001              September 30, 2000
--------------------------------------------------------------------------------
                      Shares          Amount          Shares          Amount
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class A            29,244,559    $369,729,899      66,920,495    $1,246,120,858
--------------------------------------------------------------------------------
Class B             6,095,177      70,365,994      13,712,810       234,563,095
--------------------------------------------------------------------------------
Class C             1,502,926      18,114,916       2,958,176        50,881,802
--------------------------------------------------------------------------------
Class I               167,273       2,157,733         210,431         4,010,848
--------------------------------------------------------------------------------
                                 $460,368,542                    $1,535,576,603
--------------------------------------------------------------------------------

Shares issued in reinvestment of dividends
--------------------------------------------------------------------------------
Class A            17,284,378    $215,190,388      11,868,295    $  212,324,191
--------------------------------------------------------------------------------
Class B             4,337,420      48,622,722       3,199,374        52,725,667
--------------------------------------------------------------------------------
Class C               381,343       4,343,524         174,377         2,910,274
--------------------------------------------------------------------------------
Class I               169,150       2,161,736         112,562         2,054,263
--------------------------------------------------------------------------------
                                 $270,318,370                    $  270,014,395
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class A          (44,158,676)    $(548,202,709)  (73,344,426)    $(1,367,359,637
--------------------------------------------------------------------------------
Class B          (12,949,494)    (143,719,210)   (18,983,068)     (324,033,828)
--------------------------------------------------------------------------------
Class C           (1,285,838)    (15,305,382)     (2,370,882)      (40,278,747)
--------------------------------------------------------------------------------
Class I             (246,648)     (3,005,843)       (242,155)       (4,632,380)
--------------------------------------------------------------------------------
                                 $(710,233,144)                  $(1,736,304,592
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class A             2,370,261    $ 36,717,578       5,444,364    $   91,085,412
--------------------------------------------------------------------------------
Class B           (2,516,897)    (24,730,494)     (2,070,884)      (36,745,066)
--------------------------------------------------------------------------------
Class C               598,431       7,153,058         761,671        13,513,329
--------------------------------------------------------------------------------
Class I                89,775       1,313,626          80,838         1,432,731
--------------------------------------------------------------------------------
                                 $ 20,453,768                    $   69,286,406
--------------------------------------------------------------------------------

E. Expense Off-Set Arrangements

The Fund has entered into arrangements with the custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the period from October 1, 2000 through

June 24, 2001, the Fund's custodian fees were reduced by $510. For the period June 25, 2001 through September 30, 2001 pursuant to the Administrative Agreement, the Administrative Fee was reduced by $57 for custodian credits earned. Prior to June 25, 2001, transfer agent fees were reduced by $44,357.

Effective June 25, 2001, transfer agent credits are no longer used to reduce Fund expenses.

F. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemptions requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under this agreement.

G. Reorganization

ZSI initiated a restructuring program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear $419,967 of such costs.

Report of Ernst & Young LLP,
Independent Auditors
--------------------------------------------------------------------------------


To the Trustees and Shareholders of Scudder Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Scudder Growth Fund (the "Fund"), formerly Kemper Growth Fund, as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Scudder Growth Fund at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts                                    /s/Ernst & Young LLP
November 9, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------


The Fund paid distributions of $1.73 per share from net long-term capital gains during its year ended September 30, 2001, of which 100% represents 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $73,630,000 as capital gain dividends for its year ended September 30, 2001, of which 100% represents 20% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Shareholder Meeting Results
--------------------------------------------------------------------------------


A Special Meeting of Shareholders (the "Meeting") of Scudder Growth Fund (the "fund"), was held on Thursday, May 24, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                            Number of Votes:
                      ----------------------------------------------------------
Trustee                       For               Withheld       Broker Non-Votes*
--------------------------------------------------------------------------------
John W. Ballantine         89,050,530          2,607,608               0
--------------------------------------------------------------------------------
Lewis A. Burnham           88,962,210          2,695,928               0
--------------------------------------------------------------------------------
Mark S. Casady             89,016,660          2,641,478               0
--------------------------------------------------------------------------------
Linda C. Coughlin          89,033,218          2,624,920               0
--------------------------------------------------------------------------------
Donald L. Dunaway          88,997,738          2,660,400               0
--------------------------------------------------------------------------------
James R. Edgar             89,067,083          2,591,055               0
--------------------------------------------------------------------------------
William F. Glavin          89,052,087          2,606,051               0
--------------------------------------------------------------------------------
Robert B. Hoffman          89,008,704          2,649,434               0
--------------------------------------------------------------------------------
Shirley D. Peterson        89,017,860          2,640,278               0
--------------------------------------------------------------------------------
Fred B. Renwick            89,019,086          2,639,052               0
--------------------------------------------------------------------------------
William P. Sommers         88,995,627          2,662,511               0
--------------------------------------------------------------------------------
John G. Weithers           89,047,320          2,610,818               0
--------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         88,382,399                  1,103,359                  2,172,380
--------------------------------------------------------------------------------


* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

A Special Meeting of Shareholders (the "Meeting") of Scudder Growth Fund (the "fund"), was held on Thursday, June 21, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

Class A

3. To approve a Rule 12b-1 Plan:


        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         80,431,335                  3,377,451                  3,606,267
--------------------------------------------------------------------------------


Class B

3. To approve an Amended and Restated 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         15,489,724                   272,482                    658,257
--------------------------------------------------------------------------------


Class C

3. To approve an Amended and Restated 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         1,478,791                    17,166                     44,847
--------------------------------------------------------------------------------

Officers and Trustees
--------------------------------------------------------------------------------


TRUSTEES                                OFFICERS

John W. Ballantine                      Philip J. Collora
   Trustee                                 Vice President and
                                           Assistant Secretary
Lewis A. Burnham
   Trustee                              Kathryn L. Quirk
                                           Vice President
Mark S. Casady
   Trustee and President                Linda J. Wondrack
                                           Vice President
Linda C. Coughlin
   Chairperson, Trustee and             John R. Hebble
   Vice President                          Treasurer

Donald L. Dunaway                       Thomas Lally
   Trustee                                 Assistant Treasurer

James R. Edgar                          Brenda Lyons
   Trustee                                 Assistant Treasurer

William F. Glavin, Jr.                  John Millette
   Trustee                                 Secretary

Robert B. Hoffman                       Caroline Pearson
   Trustee                                 Assistant Secretary

Shirley D. Peterson
   Trustee

Fred B. Renwick
   Trustee

William P. Sommers
   Trustee

John G. Weithers
   Trustee

Investment Products and Services
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
 Scudder Funds
----------------------------------------------------------------------------------------

Core                                         Global/International

   Scudder Blue Chip Fund                       Scudder Emerging Markets Growth Fund
   Scudder Focus Value+Growth Fund              Scudder Emerging Markets Income Fund
   Scudder Growth and Income Fund               Scudder Global Fund
   Scudder Research Fund                        Scudder Global Bond Fund
   Scudder S&P 500 Stock Fund                   Scudder Global Discovery Fund
   Scudder Select 500 Fund                      Scudder Greater Europe Growth Fund
   Scudder Small Company Stock Fund             Scudder International Fund
   Scudder Target 2011 Fund                     Scudder International Research Fund
   Scudder Total Return Fund                    Scudder Latin America Fund
                                                Scudder New Europe Fund
Growth                                          Scudder Pacific Opportunities Fund
                                                The Japan Fund, Inc.
   Scudder 21st Century Growth Fund
   Scudder Aggressive Growth Fund            Income
   Scudder Capital Growth Fund
   Scudder Dynamic Growth Fund                  Scudder Cash Reserves Fund
   Scudder Focus Growth Fund                    Scudder Floating Rate Fund
   Scudder Growth Fund                          Scudder High-Yield Fund
   Scudder Large Company Growth Fund            Scudder High-Yield Opportunity Fund
   Scudder Select 1000 Growth Fund              Scudder Income Fund
                                                Scudder Short-Term Bond Fund
Value                                           Scudder Strategic Income Fund
                                                Scudder U.S. Government Securities Fund
   Scudder Contrarian Fund
   Scudder Dividend & Growth Fund            Tax-Free Income
   Scudder-Dreman High Return Equity Fund
   Scudder Large Company Value Fund             Scudder California Tax-Free Income Fund
   Scudder Small Cap Value Fund                 Scudder Florida Tax-Free Income Fund
                                                Scudder High-Yield Tax-Free Fund
Sector                                          Scudder Managed Municipal Bonds
                                                Scudder Massachusetts Tax-Free Fund
   Scudder-Dreman Financial Services Fund       Scudder Medium-Term Tax-Free Fund
   Scudder Gold Fund                            Scudder New York Tax-Free IncomeFund
   Scudder Health Care Fund
   Scudder Technology Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
----------------------------------------------------------------------------------------

Retirement Programs                             Education Accounts

   Traditional IRA                                 Education IRA
   Roth IRA                                        UGMA/UTMA
   SEP-IRA                                         IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities


----------------------------------------------------------------------------------------
 Closed-End Funds
----------------------------------------------------------------------------------------

   The Argentina Fund, Inc.                     Scudder High Income Trust
   The Brazil Fund, Inc.                        Scudder Intermediate Government Trust
   The Korea Fund, Inc.                         Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc.    Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.        Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.                  Scudder Municipal Income Trust


----------------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------


      Legal Counsel   Vedder, Price, Kaufman & Kammholz

                      222 North LaSalle Street
                      Chicago, IL 60601
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02110
--------------------------------------------------------------------------------

        Independent   Ernst & Young LLP
           Auditors
                      200 Clarendon Street
                      Boston, MA 02116
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS



222 South Riverside Plaza
Chicago, IL 60606-5808




A member of [LOGO] Zurich Scudder Investments

Performance Summary                                           September 30, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------

                                                                         Life of
                                            1-Year     3-Year    5-Year  Class**
--------------------------------------------------------------------------------
Scudder Growth Fund -- Class I Shares       -42.25%    -0.44%    1.04%     5.25%
--------------------------------------------------------------------------------
Russell 1000 Growth Index+                  -45.64%    -3.28%    6.50%    10.00%
--------------------------------------------------------------------------------
S&P 500 Index++                             -26.63%     2.03%   10.22%    12.72%
--------------------------------------------------------------------------------

Performance is historical and includes reinvestment of dividends and capital gains. Investment return and principal value will fluctuate with changing market conditions, so that when redeemed shares may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:


            Scudder Growth
            Fund -- Class I       Russell 1000
            Shares                Growth Index+         S&P 500 Index++

  7/95**       10000                 10000                  10000
   '95         10872                 10908                  10795
   '96         13066                 13242                  12989
   '97         15746                 18047                  18245
   '98         13943                 20048                  19895
   '99         18938                 27037                  25430
   '00         23827                 33369                  28811
   '01         13761                 18145                  21133

                        Yearly periods ended September 30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Dividend Review
--------------------------------------------------------------------------------

During the fiscal year, Scudder Growth Fund -- Class I shares paid the following dividends:
--------------------------------------------------------------------------------
Capital Gains Distributions                                              $1.73
--------------------------------------------------------------------------------

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends. The performance in the graph above also includes reinvestment of dividends. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights in the annual report.

** The Class commenced operations on July 3, 1995. Index comparisons begin June 30, 1995.

+ The Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index that have greater-than-average growth orientation.

++ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.









Investment Manager
Zurich Scudder Investments

Principal Underwriter
Scudder Distributors, Inc.

This report is not to be distributed unless preceded or accompanied by a Scudder Growth Fund prospectus and the 2001 Annual Report for Scudder Growth Fund.